Prepaid charter revenue, current and non-current (Tables)	9 Months Ended
Sep. 30, 2013
Prepaid Charter Revenue [Abstract]
Schedule of Prepaid Charter Revenue [Table Text Block]
	Amount	Accumulated Amortization	Net
Balance, December 31, 2012	$15,000	$(9,647)	$5,353
Amortization for the period	-	(2,280)	(2,280)
Balance, September 30, 2013	$15,000	$(11,927)	$3,073